FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net investment hedges, Narrative (Details) € in Millions, number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Mar. 26, 2020	Mar. 25, 2020	Dec. 31, 2019 USD ($)	May 27, 2015 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Gains on hedges of net investments in foreign operations, net of tax	$ 597
Net investment hedge
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		€ 5,156	$ 6,327			$ 7,818
Hedged item, assets | €		€ 7,445
Gains on hedges of net investments in foreign operations, net of tax	(597)
Nominal amount of the hedging instrument		6,335	6,335			8,288
Net investment hedge | Cross Currency Swap, 500 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €							€ 459
Nominal amount of the hedging instrument				200	300
Reclassification adjustments on hedges of net investments in foreign operations, net of tax	$ 8